Exhibit 99.1

Independent Accountants’ Agreed-Upon Procedures Report

Sallie Mae Bank (the “Bank”)

SMB Education Funding, LLC

SLM Program Management, LLC

BofA Securities, Inc.

KKR Capital Markets LLC

Goldman Sachs & Co. LLC

Mizuho Securities USA LLC

Morgan Stanley & Co. LLC

Wells Fargo Securities, LLC

(together, the “Specified Parties”)

Re: SMB Private Education Loan Trust 2026-1 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “SMB_2026-1_Loan_Tape___External_Unmasked_v2.xlsx” provided by the Bank on September 3, 2026 (the “Data File”) containing information on 71,818 student loans (the “Student Loans”) as of August 31, 2026 (the “Cutoff Date”), which we were informed are intended to be included as collateral in the offering by SMB Private Education Loan Trust 2026-1. The Bank is responsible for the specified attributes identified by the Bank in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting the Specified Parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The terms “ATLAS System,” “ENCORE System,” and “FDR System” mean the Bank’s servicing systems.

•	The term “Sources” means the following information provided by the Bank:

•	Branch Categorization Screen within the ATLAS System;

•

Promissory Note, Final Disclosure correspondence, Counter Offer Modification Notification, Agreement to Increase the Total Loan Amount, SSN card correspondence, Loan Summary and Credit Bureau Report within the ENCORE System; and,

•

#BS Screen, #BS1 Screen, #BS3 Screen, #BS5 Screen, #CDS Screen, #CIS Screen, #CP2 Screen, #CPH Screen, #CPO Screen, #CSS Screen, #CU3 CIM Screen, #ED2 Screen, #EDH Screen, #HDI Screen, #NM CC Screen, #NM CR Screen, #NPO Screen and #NM SA2 Screen within the FDR System.

The Sources were represented by the Bank to be copies of the original Sources or electronic records contained within the respective system. We make no representation regarding the validity or accuracy of these documents or the execution of these documents by the borrower.

•	The term “Instructions” means the instructions provided by the Bank pertaining to a procedure, attribute, or methodology, as described in Exhibit B.

•	The term “Provided Information” means the Sources and Instructions.

The procedures we were instructed by the Bank to perform are as follows:

A.

We randomly selected a sample of Student Loans from the Data File, utilizing a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%, as instructed by the Bank, using a random sampling tool. The selection criteria resulted in a sample of 361 Student Loans (the “Selected Student Loans”). A listing of the Selected Student Loans is attached hereto as Exhibit A.

B.

For each Selected Student Loan, we compared or recomputed the specified attributes in the Data File listed below in the Attributes column to or using the corresponding information included in the Sources, utilizing the Instructions, as applicable, listed in the Sources/ Instructions column. The Bank indicated that the absence of any of the information in the Sources or the inability to agree the indicated information from the Data File to the Sources for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Sources are listed in the order of priority.

Attributes	Sources / Instructions

Social Security Number	Promissory Note, Final Disclosure correspondence, Counter Offer Modification Notification, Agreement to Increase the Total Loan Amount, SSN card correspondence, Credit Bureau Report, and Instructions.

Signature(s) on the Promissory Note	Promissory Note and Instructions. We performed no procedures to assess compliance with regard to any signatory requirements or confirm the authenticity of the signature(s).

Disbursement Year	“1ST ACTIVE DATE” field on #BS5 Screen

2

Attributes	Sources / Instructions

Original Principal Balance	(i) “TLDSBAMT” field in the “OTHER” option on #HDI Screen, (ii) sum of “LOAN DISBURSEMENT” amounts on #CSS Screen, (iii) “FINANCIAL INSTITUTION” field on #NM CC Screen, and (iv) Instructions

Current Principal Balance

(i) “TOTAL ACCOUNT BALANCE” field or sum of “ACCOUNT BALANCE” field in the “CYCLE DATE” field on #CSS Screen, and total of all “ACCRUED INTEREST” amounts on #CSS Screen,

(ii)  “EFF-DT” field on #CPH Screen,

(iii)  total of all “LOAN DISBURSEMENT” amounts, all “FORBEARANCE PAYMENT” amounts, and all “PAYMENT REVERSAL” amounts on #CDS Screen,

(iv) accrued interest recomputed using “INT_RT” field on #EDH Screen, “CAP” field on #EDH Screen, “DATE” field on #EDH Screen, “CAP INT” field on #ED2 Screen, “CASH ADB 1 & 2” field and “MRCH ADB 1&2” field on #ED2 Screen, Loan Summary from the payment amount stated in the “AMOUNT-PAID” field on the #CPH Screen,

(v)   “CUR BAL” field on #BS Screen, and

(vi) Instructions

Loan Type	“#14” field on #NM CC Screen

Loan Status	“MISC FIELD 2” field on #BS3 Screen and “CURR LOAN STAT” field on #EDH Screen, or notation of status change on #CIS Screen, and Instructions

Current Status End Date

(i) “CURR LOAN STAT,” “CURR:GRAD/SEP DT,” “RPMT BEGIN DT,” “MATURITY DT” fields on #EDH Screen,

(ii)  “CYCLE DATE,” “DRAW PERIOD END DATE” fields on #CSS Screen,

(iii)  “METHOD OVERRIDE END DATE” in “RULS MIN PAY (CP PO RM)” field on #NPO Screen,

(iv) notation of status change on #CIS Screen or #EDH Screen, and

(v)   Instructions

3

Attributes	Sources / Instructions

Remaining Term

(i) “CURR LOAN STAT” field on #EDH Screen,

(ii)  “MISC FIELD 2” field on #BS3 Screen,

(iii)  “#9” field on #NM CC Screen,

(iv) “CYCLE DATE” field on #CSS Screen,

(v)   “MATURITY DT” field on #EDH Screen,

(vi) “METHOD OVERRIDE END DATE” in “RULS MIN PAY (CP PO RM)” field on #NPO Screen,

(vii) “DUE DATE” field on #CSS Screen, and

(viii) Instructions

Repayment Schedule Type	(i) “MISC FIELD 2” field on #BS3 Screen, (ii) “CYCLE DATE” field on #CSS Screen, (iii) “RPMT BEGIN DT” and “CURR LOAN STAT” fields on #EDH Screen, and (iv) Instructions

Interest Rate

(i) “INT RT” field, “INT 1%” field, “INT 2%” field on #EDH Screen,

(ii)  “DAYS1” field on #ED2 Screen,

(iii)  “CYCLE DATE” field on #CSS Screen,

(iv) “PER DAY INTEREST” field on #CPO Screen,

(v)   “ACCOUNT BALANCE” field on #CSS Screen,

(vi) “VAR CASH SET1” field on #CP2 Screen,

(vii) “ANNUAL INTEREST RATE CASH ADVANCE” field on #NM SA2 Screen,

(viii) “DDD_RATE” field on #HDI Screen, and

(ix) Instructions

School Code	“MISC FIELD 5” field on #BS3 Screen or the last number group in the “ID #” field on #CU3 CIM Screen

School Types 1 and 2 (School Type and Title IV)	“PROGRAM CATEGORY,” “FOR PROFIT/NON-PROFIT,” “PEPS TITLE IV” and “SOURCE OF CATEGORIZATION” fields on Branch Categorization Screen, and Instructions

State of Residence	#BS1 Screen or documentation of change that affects the state of residence on #CIS Screen

Recent FICO	“CREDIT BUREAU SCORE” and “DATE CB SCORE GENERATED” fields on #NM CR Screen

4

Attributes	Sources / Instructions

Original FICO	“EDS SCR01” or “EDS SCR02” fields within the “FICO INFO” tab on #HDI Screen

We found such information to be in agreement without exception.

The information regarding the Selected Student Loans was found to be in agreement with the respective information contained in the Sources. Based on the results of the procedures performed, there is a 95.0% confidence level that the maximum estimated error occurrence rate for each of the attributes across the entire population of 71,818 Student Loans does not exceed 5.0%. Because we are not engaged to express a conclusion, we do not offer a conclusion based on the application of a sampling technique.

We were engaged by the Bank to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Bank and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File, and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Bank, (ii) the physical existence of the Student Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California

October 1, 2026

5

Exhibit A

The Selected Student Loans

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number
1	20261001	51	20261051	101	20261101	151	20261151
2	20261002	52	20261052	102	20261102	152	20261152
3	20261003	53	20261053	103	20261103	153	20261153
4	20261004	54	20261054	104	20261104	154	20261154
5	20261005	55	20261055	105	20261105	155	20261155
6	20261006	56	20261056	106	20261106	156	20261156
7	20261007	57	20261057	107	20261107	157	20261157
8	20261008	58	20261058	108	20261108	158	20261158
9	20261009	59	20261059	109	20261109	159	20261159
10	20261010	60	20261060	110	20261110	160	20261160
11	20261011	61	20261061	111	20261111	161	20261161
12	20261012	62	20261062	112	20261112	162	20261162
13	20261013	63	20261063	113	20261113	163	20261163
14	20261014	64	20261064	114	20261114	164	20261164
15	20261015	65	20261065	115	20261115	165	20261165
16	20261016	66	20261066	116	20261116	166	20261166
17	20261017	67	20261067	117	20261117	167	20261167
18	20261018	68	20261068	118	20261118	168	20261168
19	20261019	69	20261069	119	20261119	169	20261169
20	20261020	70	20261070	120	20261120	170	20261170
21	20261021	71	20261071	121	20261121	171	20261171
22	20261022	72	20261072	122	20261122	172	20261172
23	20261023	73	20261073	123	20261123	173	20261173
24	20261024	74	20261074	124	20261124	174	20261174
25	20261025	75	20261075	125	20261125	175	20261175
26	20261026	76	20261076	126	20261126	176	20261176
27	20261027	77	20261077	127	20261127	177	20261177
28	20261028	78	20261078	128	20261128	178	20261178
29	20261029	79	20261079	129	20261129	179	20261179
30	20261030	80	20261080	130	20261130	180	20261180
31	20261031	81	20261081	131	20261131	181	20261181
32	20261032	82	20261082	132	20261132	182	20261182
33	20261033	83	20261083	133	20261133	183	20261183
34	20261034	84	20261084	134	20261134	184	20261184
35	20261035	85	20261085	135	20261135	185	20261185
36	20261036	86	20261086	136	20261136	186	20261186
37	20261037	87	20261087	137	20261137	187	20261187
38	20261038	88	20261088	138	20261138	188	20261188
39	20261039	89	20261089	139	20261139	189	20261189
40	20261040	90	20261090	140	20261140	190	20261190
41	20261041	91	20261091	141	20261141	191	20261191
42	20261042	92	20261092	142	20261142	192	20261192
43	20261043	93	20261093	143	20261143	193	20261193
44	20261044	94	20261094	144	20261144	194	20261194
45	20261045	95	20261095	145	20261145	195	20261195
46	20261046	96	20261096	146	20261146	196	20261196
47	20261047	97	20261097	147	20261147	197	20261197
48	20261048	98	20261098	148	20261148	198	20261198
49	20261049	99	20261099	149	20261149	199	20261199
50	20261050	100	20261100	150	20261150	200	20261200

Exhibit A

The Selected Student Loans (Cont.)

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number
201	20261201	242	20261242	283	20261283	324	20261324
202	20261202	243	20261243	284	20261284	325	20261325
203	20261203	244	20261244	285	20261285	326	20261326
204	20261204	245	20261245	286	20261286	327	20261327
205	20261205	246	20261246	287	20261287	328	20261328
206	20261206	247	20261247	288	20261288	329	20261329
207	20261207	248	20261248	289	20261289	330	20261330
208	20261208	249	20261249	290	20261290	331	20261331
209	20261209	250	20261250	291	20261291	332	20261332
210	20261210	251	20261251	292	20261292	333	20261333
211	20261211	252	20261252	293	20261293	334	20261334
212	20261212	253	20261253	294	20261294	335	20261335
213	20261213	254	20261254	295	20261295	336	20261336
214	20261214	255	20261255	296	20261296	337	20261337
215	20261215	256	20261256	297	20261297	338	20261338
216	20261216	257	20261257	298	20261298	339	20261339
217	20261217	258	20261258	299	20261299	340	20261340
218	20261218	259	20261259	300	20261300	341	20261341
219	20261219	260	20261260	301	20261301	342	20261342
220	20261220	261	20261261	302	20261302	343	20261343
221	20261221	262	20261262	303	20261303	344	20261344
222	20261222	263	20261263	304	20261304	345	20261345
223	20261223	264	20261264	305	20261305	346	20261346
224	20261224	265	20261265	306	20261306	347	20261347
225	20261225	266	20261266	307	20261307	348	20261348
226	20261226	267	20261267	308	20261308	349	20261349
227	20261227	268	20261268	309	20261309	350	20261350
228	20261228	269	20261269	310	20261310	351	20261351
229	20261229	270	20261270	311	20261311	352	20261352
230	20261230	271	20261271	312	20261312	353	20261353
231	20261231	272	20261272	313	20261313	354	20261354
232	20261232	273	20261273	314	20261314	355	20261355
233	20261233	274	20261274	315	20261315	356	20261356
234	20261234	275	20261275	316	20261316	357	20261357
235	20261235	276	20261276	317	20261317	358	20261358
236	20261236	277	20261277	318	20261318	359	20261359
237	20261237	278	20261278	319	20261319	360	20261360
238	20261238	279	20261278	320	20261320	361	20261361
239	20261239	280	20261280	321	20261321
240	20261240	281	20261281	322	20261322
241	20261241	282	20261282	323	20261323

Note:	The Bank has assigned a unique Student Loan number to each Student Loan in the Data File. The Student Loan Numbers referred to in this Exhibit are not the actual Student Loan Number.

Exhibit B

Instructions

Attribute	Instructions

Social Security Number and Signature(s) on the Promissory Note

a)  Compare the Social Security Number in the “Borrower SSN” field in the Data File to the Social Security Number on the Promissory Note,

b)  Compare the Original Principal Balance in the “Total Disbursement Amount” field in the Data File to the Loan Amount on the Promissory Note, and

c)  Observe Signature(s) on the Promissory Note.

In the event, the Loan Amount listed on the Promissory Note either was not listed or was lower than the Original Principal Balance indicated in the Data File, locate the Final Disclosure correspondence, the Counter Offer Modification Notification, or the Agreement to Increase the Total Loan Amount within the ENCORE System, for which the Application ID matched the Application ID on the Promissory Note signed by either the borrowers or coborrowers.

In the event, the Social Security Number contained on the Promissory Note did not agree to the “Borrower SSN” field in the Data File, locate the SSN card correspondence or the Credit Bureau Report, for which the SSN matched the SSN in the Data File.

In the event the Promissory Note for a Selected Student Loan was not available, the Bank instructed us to not perform procedures to compare the Social Security Number and Signature(s) on the Promissory Note. The Promissory Note was available for all Selected Student Loans.

Original Principal Balance

Compare the Original Principal Balance in the “Total Disbursement Amount” field in the Data File to the amount displayed in the “TLDSBAMT” field in the “OTHER” option on the #HDI Screen. In the event the Original Principal Balance in the Data File did not agree, compare as follows:

a)  For Selected Student Loans originated after July 2013, compare to the sum of all “LOAN DISBURSMENT” amounts displayed on the #CSS Screen, or

b)  For Selected Student Loans originated in or prior to July 2013, compare to the amount displayed in the “FINANCIAL INSTITUTION” field on the #NM CC Screen.

Current Principal Balance	Compare the Current Principal Balance in the “Outstanding Principal Amount” field in the Data File to the “ACCOUNT BALANCE” field on the #CSS Screen, or the “CUR BAL” field on the #BS Screen. In the event the information did not agree, recompute the Current Principal Balance (the “Recomputed Current Principal Balance”) as follows:

Attribute	Instructions

a)  Read the date in the “EFF-DT” field on the #CPH Screen to identify if there was (i) a payment made after the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and one day following the Cutoff Date or (ii) any “PAYMENT REVERSAL” amounts on the #CDS Screen;

1)  If a payment was made based on procedure (a), recompute accrued interest as the product of

(i) the “INT_RT” field on the #EDH Screen,

(ii)  “ACCOUNT BALANCE” field on the #CSS Screen, and

(iii)  a fraction, the numerator of which is the difference in the number of days between the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and the effective date of the transaction indicated in the “EFF-DT” field on the #CPH Screen minus one, and a denominator of 365 or 366 (i.e., the total number of days in the given calendar year of the payment made per a (i));

2)  In case of a (i), add the recomputed accrued interest from procedure (1), as applicable, to the “TOTAL ACCOUNT BALANCE” field as of the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen (which represents the “ACCOUNT BALANCE” plus the interest accrued between the “ACCOUNT BALANCE” date and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen), and subtract the payment amount stated in the “AMOUNT-PAID” field on the #CPH Screen, as applicable, from the result.

In case of a (ii), subtract the recomputed accrued interest from procedure (1), as applicable, from the “PAYMENT REVERSAL” amounts on the #CDS Screen to arrive at the principal portion of the amount, and subtract the result from the “ACCOUNT BALANCE” field on the #CSS Screen.

b)  In the event the Recomputed Current Principal Balance calculated in step (a) did not agree, compare the “Outstanding Principal Amount” field in the Data File to the sum of

1)  the “ACCOUNT BALANCE” field on the #CSS Screen and

2)  the total of all “LOAN DISBURSEMENT” amounts on the #CDS Screen;

c)  In the event the Recomputed Current Principal Balance calculated in step (b) did not agree, compare the “Outstanding Principal Amount” field in the Data File to the difference of

1)  the “TOTAL ACCOUNT BALANCE” field on the #CSS Screen and

2)  the total of all “FORBEARANCE PAYMENT” amounts on the #CDS Screen;

d)  In the event the Recomputed Current Principal Balance calculated in step (c) did not agree, if the “CAP” field on the #EDH Screen indicated “C” and the “DATE” field on the #EDH Screen indicated a date equal to the most recent cycle date, compare the “Outstanding Principal Amount” field in the Data File to the sum of

Attribute	Instructions

1)  the “ACCOUNT BALANCE” field on the #CSS Screen and

2)  the “CAP INT” field on the #ED2 Screen;

e)  In the event the Recomputed Current Principal Balance calculated in step (d) did not agree, compare the “Outstanding Principal Amount” field in the Data File to the sum of

1)  the total of all “PAYMENT REVERSAL” amounts on the #CDS Screen and

2)  the “TOTAL ACCOUNT BALANCE” field on the #CSS Screen minus the “ACCRUED INTEREST” amount on the #CSS Screen minus the “CAP INT” field on the #ED2 Screen, where the “CAP” field on the #EDH Screen indicated “R” and the “DATE” field on the #EDH Screen indicated a date within four (4) months of the Cutoff Date;

f)   In the event the Recomputed Current Principal Balance calculated in step (e) did not agree, compare the “Outstanding Principal Amount” field in the Data File to the sum of the ending balances in the “CASH ADB 1&2” field and the “MRCH ADB 1&2” field on the #ED2 Screen; or,

g)  In the event the Recomputed Current Principal Balance calculated in step (f) did not agree, recompute the “Current Principal Balance” as follows:

1)  Recompute accrued interest as the product of (i) the “INT_RT” field on the #EDH Screen, (ii) “ACCOUNT BALANCE” field on the #CSS Screen, and (iii) a fraction, the numerator of which is the difference in the number of days between the most recent payment date and prior payment date indicated on the #CSS Screen, and a denominator of 365 or 366 (i.e., the total number of days in the calendar year of the most recent payment date per g (1)(iii));

2)  Subtract the Unpaid Interest & Fees stated in the Loan Summary from the payment amount stated in the “AMOUNT-PAID” field on the #CPH Screen;

3)  Subtract the recomputed accrued interest from procedure (1) from the remaining payment amount, if any; and,

4)  Subtract any remaining payment amount from the account balance stated in the “ACCOUNT BALANCE” field on the #CSS Screen.

Loan Status

Compare Loan Status in the “Payment Loan Status” field in the Data File as follows:

a)  If the repayment type contained in the “MISC FIELD 2” field on the #BS3 Screen indicated “SOIOP” or “PPIOP” (indicating Interest Only) or “F0025” or “FX025” (indicating Fixed Payment) or blank, and the “CURR LOAN STAT” field on the #EDH Screen did not indicate “DMIP,” “GRPM” or “F***,” the Loan Status was “In-Repayment”;

Attribute	Instructions

b)  If the “CURR LOAN STAT” field on the #EDH Screen System indicated “SSP*” or “SSG*,” the Loan Status was “In-Repayment”; or,

c)  Compare to the status contained in the “CURR LOAN STAT” field on the #EDH Screen.

In the event the Loan Status did not agree, identify a notation of status change on the #CIS Screen. If the status changed after the Cutoff Date, and the notation of the previous draw period on #CIS Screen was (1) before the Cutoff Date, the Loan Status was “GRCE” as of the Cutoff Date; or (2) after the Cutoff Date, the Loan Status was “SCHL” as of the Cutoff Date.

Current Status End Date

Recompute the Current Status End Date (the “Recomputed Current Status End Date”) as follows:

a)  If the “CURR LOAN STAT” field on the #EDH Screen was “SCHL,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “CURR: GRAD/SEP DT” field on the #EDH Screen;

b)  If the “CURR LOAN STAT” field on the #EDH Screen was “GRCE,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “RPMT BEGIN DT” field on the #EDH Screen, or the date 6 months after the “DRAW PERIOD END DATE” field on the #CSS Screen;

c)  If the “CURR LOAN STAT” field on the #EDH Screen was “GRPM,” “DINT,” “DSCH,” “F***”, “SSPA,” or “SSGR,”

1)  If the Start Date of the Method Override on the #EDH Screen was before the Cutoff Date, recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen on or after the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen;

2)  If the Start Date of the Method Override on the #EDH Screen was after the Cutoff Date, recompute the Current Status End Date as the first cycle date after the Cutoff Date;

d)  If the “CURR LOAN STAT” field on the #EDH Screen was “RPMT,” “D***” (except “DINT” and “DSCH”), or “SSP*” (except “SSPA”), recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “MATURITY DT” field on the #EDH Screen; or,

Attribute	Instructions

e)  In the event the recomputed Current Status End Date calculated in procedures (a), (b), (c), or (d) did not agree to the “Current Borrower Status End Date” field in the Data File, calculate the Recomputed Current Status End Date as follows:

1)  Identify a notation of status change that affected the loan status after the Cutoff Date (i.e., retro Forbearance) on the #CIS Screen and recompute the Current Status End Date as the first cycle date after the loan status “End Date” indicated on the #CIS Screen.

2)  If a notation of status change that affects the loan status after the Cutoff date was not available, the “STAT” field on the #EDH Screen indicated “SSGR” and the “TYPE” field on the #EDH Screen indicated “FB,” recompute the Current Status End Date as the first cycle date after the Cutoff Date.

Remaining Term

Compare Remaining Term to the “Total Repayment Term” field in the Data File or recompute Remaining Term (“Recomputed Remaining Term”) as follows:

a)  If the “CURR LOAN STAT” field on the #EDH Screen indicated “In-School” or “In-Grace” and the “MISC FIELD 2” field on the #BS3 Screen indicated “Deferred Loan,” compare to the value in the “#9” field on the #NM CC Screen;

b)  If the “CURR LOAN STAT” field on the #EDH Screen started with a “D” or “F,” recompute as the difference in months[1] between the next cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen following the maturity date indicated in the “MATURITY DT” field on the #EDH Screen;

c)  Otherwise,

1)  recompute as the difference in months[1] between the current cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen following the maturity date indicated in the “MATURITY DT” field on the #EDH Screen;

2)  If the Cutoff Date is after the current due date indicated in the “DUE DATE” field on the #CSS Screen, minus 1 from the result from step (c1) above.

In the event the “CURR LOAN STAT” field on the #EDH Screen started with a “D” and the “MISC FIELD 2” field on the #BS3 Screen was “SOIOP,” “PPIOP,” “F0025,” or “FX025,” adding to the result from step (a), (b), or (c) above to the difference in months[1] between the current cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen.

[1]	Calculated by dividing the difference in days by the average number of days in a month (i.e., 30.4375) rounded to the nearest whole number.

Attribute	Instructions
Repayment Schedule Type

Compare the Repayment Schedule Type in the “Repayment Schedule Code” field in the Data File as follows:

a)  If the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” field on the #EDH Screen was after the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “GRPM,” “DMIP,” or “F***” (but not “FORP”), or the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “N;”

b)  If the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, the Repayment Schedule Type was “V;”

c)  If the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was after the Cutoff Date, the Repayment Schedule Type was “W;”

d)  If the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was after the Cutoff Date, the Repayment Schedule Type was “Z;”

e)  If the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “D;”

f)   If the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “E;”

g)  If the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “SSGR,” the Repayment Schedule Type was “T;” or,

h)  If the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “SS**” (but not “SSGR”), the Repayment Schedule Type was the last character of the “CURR LOAN STAT” field on the #EDH Screen.

Attribute	Instructions
Interest Rate

Compare the Interest Rate in the “Net Interest Rate” field in the Data File to the “INT RT” field on the #EDH Screen.

In the event the Interest Rate did not agree, recompute Interest Rate (“Recomputed Interest Rate”) as follows:

a)  Add the number of days found in the “DAYS 1” field on the #ED2 Screen to the first day of the loan’s cycle date as of the Cutoff Date indicated in the “CYCLE DATE” field on the #CSS Screen;

b)  If the Cutoff Date was within the range between the loan’s cycle date and the date resulting from step (a), compare the Interest Rate in the “Net Interest Rate” field in the Data File to the “INT 1%” field on the #ED2 Screen;

c)  If the Cutoff Date was after the date resulting from step (a), compare the Interest Rate in the “Net Interest Rate” field in the Data File to the “INT 2%” field on the #ED2 Screen;

d)  In the event the Interest Rate calculated in step (b) or (c) did not agree, recompute the Interest Rate as follows:

1)  divide the interest amount in the “PER DAY INTEREST” field on the #CPO Screen by the amount in the “ACCOUNT BALANCE” field on the #CSS Screen and multiply by 10;

2)  add 0.0000099 and truncate to five decimals;

3)  multiply by 365 or 366 (i.e., the total number of days in the calendar year of the Cutoff Date), and,

4)  round the value to the nearest 0.125 percent;

e)  In the event the Interest Rate calculated in step (d) did not agree, recompute the Interest Rate by adding (i) the amount in the “VAR CASH SET1” field on the #CP2 Screen to (ii) the amount in the “ANNUAL INTEREST RATE CASH ADVANCE” field on the #NM SA2 Screen; or,

f)   In the event the Interest Rate calculated in step (e) did not agree, recompute the Interest Rate by subtracting the borrower benefits in the “DDD_RATE” field in the DDDBENEFIT section on the #HDI screen from the “INT RT” field on the #EDH Screen.

School Type 1 (School Type) and School Type 2 (Title IV)

Input the School Code in the “Current School ID” field in the Data File into the ATLAS System in order to access the corresponding school information contained on the Branch Categorization Screen. In addition, consider School Types 1 and 2 as follows:

a)  If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “4” or “H” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” the School Type 1 was “4 year;”

Attribute	Instructions

b)  If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “2” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” the School Type 1 was “2 year;”

c)  If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “T” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” the School Type 1 was “Trade School;”

d)  If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – For Profit;”

e)  If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “No” or “Blank,” the School Type 2 was “Non-Title IV – For Profit;”

f)   If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “Non-Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – Not For Profit;” or,

g)  If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “Non-Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “No” or “Blank,” the School Type 2 was “Non-Title IV – Not For Profit;”

Compare the School Types 1 and 2 (School Type and Title IV) in the “School Type” field and “School Title IV Eligibility Code” field in the Data File, respectively, to the corresponding information derived based on the instructions above.